Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	0000923184
Amendment Flag	false
Document Creation Date	Apr. 27, 2017
Document Effective Date	Apr. 28, 2017
Prospectus Date	Apr. 28, 2017
MATTHEWS ASIA STRATEGIC INCOME FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MINCX
MATTHEWS ASIA STRATEGIC INCOME FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAINX
MATTHEWS ASIA CREDIT OPPORTUNITIES FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCRDX
MATTHEWS ASIA CREDIT OPPORTUNITIES FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICPX
Institutional Class Shares Prospectus | MATTHEWS ASIAN GROWTH AND INCOME FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICSX
Institutional Class Shares Prospectus | MATTHEWS ASIA DIVIDEND FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIPIX
Institutional Class Shares Prospectus | MATTHEWS CHINA DIVIDEND FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICDX
Institutional Class Shares Prospectus | MATTHEWS ASIA VALUE FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MAVAX
Institutional Class Shares Prospectus | MATTHEWS ASIA FOCUS FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIFSX
Institutional Class Shares Prospectus | MATTHEWS ASIA GROWTH FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIAPX
Institutional Class Shares Prospectus | MATTHEWS PACIFIC TIGER FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIPTX
Institutional Class Shares Prospectus | MATTHEWS EMERGING ASIA FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIASX
Institutional Class Shares Prospectus | MATTHEWS ASIA INNOVATORS FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MITEX
Institutional Class Shares Prospectus | MATTHEWS CHINA FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICFX
Institutional Class Shares Prospectus | MATTHEWS INDIA FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIDNX
Institutional Class Shares Prospectus | MATTHEWS JAPAN FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIJFX
Institutional Class Shares Prospectus | MATTHEWS KOREA FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIKOX
Institutional Class Shares Prospectus | MATTHEWS ASIA SMALL COMPANIES FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MISMX
Institutional Class Prospectus | Matthews Asia ESG Fund | Institutional Class Shares
Prospectus:
Trading Symbol	MISFX
Investor Class Shares Prospectus | MATTHEWS ASIAN GROWTH AND INCOME FUND | Investor Class Shares
Prospectus:
Trading Symbol	MACSX
Investor Class Shares Prospectus | MATTHEWS ASIA DIVIDEND FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAPIX
Investor Class Shares Prospectus | MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCDFX
Investor Class Shares Prospectus | MATTHEWS ASIA VALUE FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAVRX
Investor Class Shares Prospectus | MATTHEWS ASIA FOCUS FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAFSX
Investor Class Shares Prospectus | MATTHEWS ASIA GROWTH FUND | Investor Class Shares
Prospectus:
Trading Symbol	MPACX
Investor Class Shares Prospectus | MATTHEWS PACIFIC TIGER FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAPTX
Investor Class Shares Prospectus | Matthews Asia ESG Fund | Investor Class Shares
Prospectus:
Trading Symbol	MASGX
Investor Class Shares Prospectus | MATTHEWS EMERGING ASIA FUND | Investor Class Shares
Prospectus:
Trading Symbol	MEASX
Investor Class Shares Prospectus | MATTHEWS ASIA INNOVATORS FUND | Investor Class Shares
Prospectus:
Trading Symbol	MATFX
Investor Class Shares Prospectus | MATTHEWS CHINA FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCHFX
Investor Class Shares Prospectus | MATTHEWS INDIA FUND | Investor Class Shares
Prospectus:
Trading Symbol	MINDX
Investor Class Shares Prospectus | MATTHEWS JAPAN FUND | Investor Class Shares
Prospectus:
Trading Symbol	MJFOX
Investor Class Shares Prospectus | MATTHEWS KOREA FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAKOX
Investor Class Shares Prospectus | MATTHEWS ASIA SMALL COMPANIES FUND | Investor Class Shares
Prospectus:
Trading Symbol	MSMLX
Investor Class Shares Prospectus | MATTHEWS CHINA SMALL COMPANIES FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCSMX